UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


                 Investment Company Act file number: 811-09098

                         AMERICAN BEACON MASTER TRUST
              (Exact name of registrant as specified in charter)

                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
            (Address of principal executive offices)-(Zip code)

                        DOUGLAS G. HERRING, PRESIDENT
                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
                  (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                  Date of fiscal year end: December 31, 2007

                  Date of reporting period: July 1, 2006 - June 30, 2007

ITEM 1. PROXY VOTING RECORD.

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                 AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
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There were no matters relating to a portfolio security considered at any shareholder meeting held during the year ended June 30, 2007 with respect to which this series was entitled to vote.


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            AMERICAN BEACON MASTER MUNICIPAL MONEY MARKET PORTFOLIO
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This series was liquidated and terminated on May 31, 2007. There were no matters relating to a portfolio security considered at any shareholder meeting held during the year ended June 30, 2007 with respect to which this series was entitled to vote.


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         AMERICAN BEACON MASTER U.S. GOVERNMENT MONEY MARKET PORTFOLIO
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There were no matters relating to a portfolio security considered at any shareholder meeting held during the year ended June 30, 2007 with respect to which this series was entitled to vote.

                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Master Trust

By /s/ Douglas G. Herring
   ----------------------
   Douglas G. Herring
   President

Date: August 31, 2007